LEASES (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Leases
Below is a summary of our lease assets and liabilities at January 31, 2021 and January 31, 2020.

Below is a summary of our lease assets and liabilities at July 31, 2021 and January 31, 2021.

Leases	Classification	July 31, 2021	January 31, 2021
Assets
Operating	Operating Lease Assets	$295,819	$344,413
Liabilities
Current
Operating	Current Operating Lease Liability	$77,570	$90,286
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	211,195	244,049
Total lease liabilities		$288,765	$334,335

Below is a summary of our lease assets and liabilities at January 31, 2021 and January 31, 2020.

Leases	Classification	January 31, 2021	January 31, 2020
Assets
Operating	Operating Lease Assets	$344,413	$483,193
Liabilities
Current
Operating	Current Operating Lease Liability	$90,286	$101,984
Noncurrent
Operating	Noncurrent Operating Lease Liabilities	244,049	365,085
Total lease liabilities		$334,335	$467,069